Restricted cash	12 Months Ended
Mar. 31, 2021
Restricted cash
Restricted cash

10.           Restricted cash

Restricted cash consists of approximately €34m (2020: €34m; 2019: €35m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).